Real Estate And Accumulated Depreciation (Reconciliation Of Total Debt To Consolidated Balance Sheet Caption) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Real Estate And Accumulated Depreciation [Abstract]
Total per Schedule III	$ 311,281,000 [1]
Unencumbered Mortgage Notes	3,911,000
Premiums, net of amortization	2,591,000
Total mortgage notes	317,783,000	425,359,000
Aggregate cost for federal income tax purposes of investments in real estate	$ 2,900,000,000

[1]	Reconciliation of total debt to consolidated balance sheet caption as of December 31, 2011: Total per Schedule III $ 311,281 Unencumbered Mortgage Notes 3,911 Premiums, net of amortization 2,591 Total mortgage notes $ 317,783